Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2022
Right-of-use assets.
Schedule of carrying amounts of right-of-use assets and movements during the period

			Plant and	Other	Motor
In EUR k	Buildings*	Offices	equipment	equipment	Vehicles	Total

As of Jan 1, 2020	13,126	4,407	6,989	390	20	24,932
Additions	—	426	1,265	1,112	37	2,840
Transfers to property, plant & equipment**	—	—	(1,992)	—	—	(1,992)
Depreciation expenses	(1,121)	(657)	(1,675)	(187)	(20)	(3,660)
As of December 31, 2020	12,005	4,176	4,587	1,315	37	22,120
Additions	—	133	1,121	179	19	1,452
Transfers to property, plant & equipment**	—	—	(672)	—	—	(672)
Depreciation expenses	(1,121)	(970)	(1,745)	(138)	(22)	(3,996)
As of December 31, 2021	10,884	3,339	3,291	1,356	34	18,904
Additions	—	112	95	—	21	228
Transfers to property, plant & equipment**	—	—	(772)	(127)	—	(899)
Depreciation expenses	(1,124)	(529)	(1,081)	(127)	(22)	(2,882)
As of December 31, 2022	9,760	2,922	1,533	1,102	33	15,351

*   As the lease of land and buildings are made through one contract, all the related right-of-use assets are allocated to Buildings.

** Transfers of leased assets to PP&E (Note 13) represents purchased assets at the end of lease term.

Schedule of carrying amounts of lease liabilities and the movements during the period

in EUR k	2022	2021*	2020

As of January 1	18,724	21,205	21,704
Additions	204	1,452	3,654
Interest expenses	637	584	865
Disposals	—	(273)	—
Payments	(4,129)	(4,244)	(5,018)
As of December 31	15,436	18,724	21,205

Current	2,311	3,330	3,528
Non-current	13,125	15,394	17,677

Schedule of amounts recognised in profit or loss related to leases

in EUR k	2022	2021	2020
Depreciation expense of right-of-use assets	2,882	3,996	3,660
Interest expenses on lease liabilities	637	584	865
Rent expenses—short-term leases	770	7,175	1,695
Rent expense—leases of low-value assets	27	48	33
Total amounts recognized in profit or loss	4,316	11,803	6,253